Average Annual Total Returns - Investor A,C and Institutional - BlackRock Systematic Multi-Strategy Fund	Apr. 30, 2021
Investor A Shares
Average Annual Return:
1 Year	(0.79%)
5 Years	4.78%
Since Inception	3.55%
Inception Date	May 19, 2015
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	(1.21%)
5 Years	3.11%
Since Inception	2.00%
Inception Date	May 19, 2015
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(0.46%)
5 Years	3.02%
Since Inception	2.11%
Inception Date	May 19, 2015
Investor C Shares
Average Annual Return:
1 Year	1.55%
5 Years	4.84%
Since Inception	3.50%
Inception Date	May 19, 2015
Institutional Shares
Average Annual Return:
1 Year	3.57%
5 Years	5.89%
Since Inception	4.55%
Inception Date	May 19, 2015